Patents	6 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 3 – Patents

Patents and trademarks are as follows:

	June 30, 2017	June 30, 2016
Patents and trademarks under development	$79,733	$-

Patents issued	398	398
Less accumulated amortization	(345)	(315)
	53	83

Patents, net	$79,786	$83

Amortization expense for intangible assets during the six month periods ended June 30, 2017 and 2016 was $7 and $8, respectively.  Three patents expire in 2017, 2018 and 2021, respectively. Costs totaling $79,733 for new patents and trademarks under development (but as yet not awarded) are capitalized at June 30, 2017.  The patents and trademarks under development will not be amortized until formally issued.